Schedule H, Line 4(i)—SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
Plan 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4(i)—SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AMERIGAS PROPANE, INC.
SAVINGS PLAN
PLAN YEAR END DECEMBER 31, 2025
EIN # 23-2786294, PLAN # 002
Schedule H, Line 4(i)—SCHEDULE OF ASSETS (HELD AT END OF YEAR)

(a)	(b) (c) Identity of Issuer/Description	(d) Cost**	(e) Current Value
	Mutual Funds:
*	Fidelity U.S. Bond Index Fund		7,509,584
*	Fidelity International Index Fund		12,348,275
	T. Rowe Price Equity Income Fund		14,953,684
	American Funds EuroPacific Growth Fund Class R-6		2,199,043
	Champlain Small Company Fund Institutional Class		1,311,642
*	Vanguard Institutional Index Fund Institutional Class		48,598,155
*	Vanguard Federal Money Market Fund		13,464,637
*	Vanguard Extended Market Index Fund Institutional Class		15,485,489
	Total Mutual Funds		115,870,509
*	Assets in Fidelity Brokerage Link Accounts***		3,821,142
*	Common Collective Trust Funds:
	PIMCO Total Return Collective Trust Class M		6,316,785
	Vanguard Retirement Savings Trust III		14,050,767
	Vanguard Target Retirement Income Trust I		6,624,330
	Vanguard Target Retirement 2020 Trust I		13,010,137
	Vanguard Target Retirement 2025 Trust I		41,929,376
	Vanguard Target Retirement 2030 Trust I		48,081,277
	Vanguard Target Retirement 2035 Trust I		57,366,773
	Vanguard Target Retirement 2040 Trust I		35,884,367
	Vanguard Target Retirement 2045 Trust I		32,711,471
	Vanguard Target Retirement 2050 Trust I		25,358,895
	Vanguard Target Retirement 2055 Trust I		15,836,088
	Vanguard Target Retirement 2060 Trust I		7,290,071
	Vanguard Target Retirement 2065 Trust I		3,248,053
	Vanguard Target Retirement 2070 Trust I		246,937
	Total Common Collective Trust Funds		307,955,327
	Collective Investment Trust Fund:
*	Fidelity Growth Company Commingled Pool		76,927,372
*	UGI Common Stock		12,175,628
*	Dividends receivable		220,699
	Participant Loans:
*	Loan principal outstanding (4.25% – 9.50%), maturing through 2035		11,686,667
	Total — all funds		$528,657,344
*Party in interest
**Historical cost is disclosed only for nonparticipant-directed investments
***Various investments including mutual funds, money market funds and cash